COMMON STOCK AND WARRANTS (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended	9 Months Ended
	Sep. 10, 2019	Apr. 14, 2018	Apr. 11, 2018	Apr. 30, 2019	Apr. 20, 2019	Jan. 20, 2019	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Common stock, authorized shares							500,000,000	500,000,000	500,000,000		500,000,000
Common stock, Par value							$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Stock issued for services, value							$ 0		$ 337,250	$ 337,250
Issued in respect of private placement, Share								2,038,461	1,000,000	887,500
Issued in respect of private placement, Amount								$ 196,154	$ 76,923	$ 80,342
Investor
Subscription received				$ 15,385
Common stock issued				181,818
Officer
Stock issued for services, shares		1,000,000	1,500,000
Third Party
Stock issued for services, shares	8,370,000				500,000	1,000,000
Stock issued for services, value					$ 50,000	$ 177,000